Document and Entity Information	Feb. 24, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001733257
Document Type	8-K
Document Period End Date	Feb. 24, 2022
Entity Registrant Name	Finch Therapeutics Group, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40227
Entity Tax Identification Number	82-3433558
Entity Address, Address Line One	200 Inner Belt Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Somerville
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02143
City Area Code	(617)
Local Phone Number	229-6499
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	FNCH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false